Schedule of prepayment deposit and other receivables (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Prepayment Deposit And Other Receivables
Rental deposit
Rental deposit	139	1,089	932
VAT refundable	123	961	762
Prepayment	224	1,747	2,813
Income tax refundable	147	1,147	1,459
Other receivables	137	1,073	801
Prepaid expenses and other current assets	770	6,017	6,767
Accrued salary	585	4,561	4,650
Income tax payable	2	17
Other payables	317	2,471	1,149
Total	$ 904	$ 7,049	$ 5,799